Note. 15 Pending and Threatened Litigation	12 Months Ended
Dec. 31, 2017
Notes
Note. 15 Pending and Threatened Litigation

Note 15.  Pending and Threatened Litigation

CASE SETTLED

College Health & Investment, L.P. v. Diamondhead Casino Corporation (Delaware Superior Court)(C.A. No. N15C-01-119-WCC)

On January 15, 2015, the plaintiff, a beneficial owner of in excess of 5% of the common stock of the Company, filed suit for breach of a Promissory Note issued March 25, 2010, in the principal amount of $150,000, with interest payable at 12% per annum, with a maturity date of March 25, 2012. Plaintiff was seeking payment of principal of $150,000, interest due through December 31, 2014 in the amount of $45,000, and interest due of 12% per annum from December 31, 2014 until entry of judgment. The Note, as well as the accrued interest thereon, are shown as current liabilities on the Company’s current balance sheet. On January 22, 2015, the defendant forwarded a Notice of Conversion to plaintiff, exercising the Borrower's right to convert the principal and any interest due on the Note into common stock. On February 11, 2015, the Company moved to dismiss the complaint as moot. The plaintiff filed an opposition to the motion to dismiss alleging that the Note was convertible only prior to its maturity date. On July 2, 2015, the Court agreed with the Plaintiff and denied the Company's motion to dismiss. On July 16, 2015, the Company filed an Answer and Grounds of Defense.  On August 18, 2015, the Company filed a Suggestion of Bankruptcy and Automatic Stay. The matter was stayed due to the below-referenced bankruptcy action (Case No. 15-11647) which has now concluded. On July 7, 2017, the Court notified counsel for the parties that if no proceedings were taken within the next thirty days, that this action would be dismissed by the Court for want of prosecution. On August 4, 2017, the plaintiff filed a Motion for Summary Judgment. On or about October 11, 2017, the parties settled this case and the following two cases filed by the same Plaintiff, by entering into an Agreement of Settlement and Release.  In this case, the parties also filed a Stipulation and Order of Judgment with the Court in favor of the Plaintiff in the amount of $244,537, plus post judgment interest at the legal rate, with the understanding that the Plaintiff would forebear from execution on said Judgment, with certain exceptions, for one year. The settlement agreement required that Daniel Burstyn, the son of the General Partner of the Plaintiff, be appointed to the Board of Directors of the Company until the Judgment was paid in full, to the extent any of the current members of the Board of Directors remained in control of the Company and that a non-interest bearing promissory note, in the principal amount of $50,000, with a maturity date of October 11, 2021, be issued to College Health. The Stipulation and Order of Judgment was filed on October 13, 2017 and entered by the Court on October 16, 2017.

CASE SETTLED

College Health & Investment, L.P. v. Diamondhead Casino Corporation (In the Court of Chancery of the State of Delaware (C.A. No. 10663-CB)

On February 13, 2015, the plaintiff, a beneficial owner of in excess of 5% of the common stock of the Company, filed a Verified Complaint pursuant to 8 Del.C.§211(c), with a Verification signed by the plaintiff's General Partner, Samuel I. Burstyn, who was seeking an order compelling the Company to hold an annual meeting. The Company agreed to entry of an Order setting  a new date for an annual meeting of June 8, 2015, a Record Date of April 24, 2015, and to clarify that there is no advance notice requirement for the submission of stockholder proposals at the Company's annual stockholders' meetings. The plaintiff sought costs and expenses, including attorneys' fees. On or about July 7, 2015, the Plaintiff filed a Motion for an Award of Attorneys' Fees and Reimbursement of Expenses in the total amount of $150,000 for both this case and the following case.  The Company filed an opposition to this motion. On August 18, 2015, the Company filed a Suggestion of Bankruptcy and Automatic Stay. The matter was stayed due to the below-referenced bankruptcy action (Case No. 15-11647) which concluded in 2016. No further activity occurred in this case which was settled, as noted above, on or about October 11, 2017. The parties filed a Stipulation of Dismissal in the case, dismissing this case with prejudice. The Stipulation of Dismissal was filed with the Court and entered on October 13, 2017.

CASE SETTLED

College Health & Investment, L.P. v. Edson R. Arneault, Deborah A. Vitale, Gregory A. Harrison, Martin Blount and Benjamin Harrell(In the Court of Chancery of the State of Delaware)(C.A. No. 10793-CB)

On March 14, 2015, the plaintiff, a beneficial owner in excess of 5% of the common stock of the Company, filed a Verified Complaint, with a Verification signed by the plaintiff's General Partner, Samuel I. Burstyn. In Count I, the plaintiff alleged that the defendants breached their fiduciary duty of disclosure. In Count II, the plaintiff alleged that defendants breached their fiduciary duties of loyalty and care. The plaintiff sought injunctive relief, but no monetary damages other than attorney’s fees. On or about July 30, 2015, the defendant directors filed Defendants' Answer and Verified Counterclaims for defamation, breach of fiduciary duty and aiding and abetting a breach of fiduciary duty.

On August 19, 2015, the plaintiff filed a Motion to Dismiss the Counterclaims. As noted above, on or about July 7, 2015, the Plaintiff filed a Motion for an Award of Attorneys' Fees and Reimbursement of Expenses in the total amount of $150,000 in this case and the above-referenced case.  On or about August 26, 2015, the defendants filed an Opposition to Plaintiff's Motion for an Award of Fees and Reimbursement of Expenses.  On September 25, 2015, the parties entered into a Stipulation and [Proposed] Order Staying Litigation pending the below-referenced bankruptcy action (Case No. 15-11647) which concluded in 2016. No further activity occurred in this case which was settled, as noted above, on or about October 11, 2017. The parties filed a Stipulation of Dismissal in the case, dismissing this case with prejudice, subject to the approval of the Court. The Stipulation of Dismissal was filed with the Court and entered on October 13, 2017.

CASE DISMISSED/ATTORNEYS FEES AND EXPENSES AWARDED TO THE COMPANY

In re Diamondhead Casino Corporation (United States Bankruptcy Court)(District of Delaware)(Case No. 15-11647-LSS)

On August 6, 2015, an Involuntary Petition was filed in the United States Bankruptcy Court by three promissory note holders under title 11, United States Code, requesting an order for relief under chapter 7 of the Bankruptcy Code. The three creditors listed combined claims of $150,000 in principal, plus interest due on certain promissory notes. On August 28, 2015, the Company filed a Motion to Dismiss the Involuntary Petition or, in the Alternative, to Convert the Case to Chapter 11 (the "Motion to Dismiss"). The Company maintained that the Petition was filed in bad faith by supporters of the dissident slate which lost the proxy contest that was decided by the stockholders on June 8, 2015 and that it was filed in retaliation for the Company's refusal, following the stockholders' vote, to place several of the losing dissident's nominees on the Board of Directors. On September 11, 15 and 17, 2015, three additional promissory note holders filed Joinders to the Involuntary Petition listing additional combined claims of $237,500 plus interest. The Company did not recognize one of the joining petitioners as a bona fide creditor of the Company.  On September 17, 2015, the six Petitioners, who were represented by the same attorneys, filed an Objection to the Company's Motion to Dismiss. On September 18, 2015, the six Petitioners filed an Emergency Motion for Entry of an Order Directing the Appointment of (I) an Interim Chapter 7 Trustee, or (II) alternatively, a Chapter 11 Trustee Should the Involuntary Case be converted (the "Emergency Motion").  The Court held an evidentiary hearing on the Emergency Motion in October 2015. On November 13, 2015, the Court denied the Petitioners' Emergency Motion as it related to the request for an interim Chapter 7 trustee. On January 15, 2016, the Court held an evidentiary hearing on the Company's Motion to Dismiss the Involuntary Petitions. The parties filed briefs in support of and in opposition to the motion.

On June 7, 2016, the Court entered an Order granting the Company's Motion to Dismiss the Involuntary Petitions. In its accompanying Opinion, the Court found, in part, that based on the totality of the circumstances, the Creditors' primary concern in filing the involuntary petition was to effect a change in management to benefit their investments as stockholders, which was not a proper purpose for filing an involuntary bankruptcy petition. On June 30, 2016, the Company filed a Motion for an Award of Fees and Expenses and Punitive Damages. On August 11, 2016, the Petitioning Creditors filed an Opposition to the Company's Motion for an Award of Fees and Expenses and Punitive Damages. On August 31, 2016, the Court entered an Order awarding judgment to the Company for attorneys’ fees and expenses against the Petitioners, jointly and severally, in the amount of $54,886. On September 1, 2016, the Court filed an Amended Order in which it further stated that the amounts awarded were not subject to any setoff against amounts owed by the Company to the Petitioners.

The Company filed a collection action against the Petitioners in a Maryland state court to collect the attorneys' fees and expenses awarded by the Bankruptcy Court. In the first quarter of 2017, the Company collected $20,000 from one Petitioner. The Company is in the process of attempting to collect the remainder of the judgment due from another Petitioner, who was ordered by the Maryland court to post a cash bond in the amount of $36,000. The collection action is now on appeal.

CASE PENDING

Edson R. Arneault, Kathleen Devlin and James Devlin, J. Steven Emerson, Emerson Partners, J. Steven Emerson Roth IRA, Steven Rothstein, and Barry Stark and Irene Stark v. Diamondhead Casino Corporation (In the United States District Court for the District of Delaware (C.A. No. 1:16-cv-00989-LPS)

On October 25, 2016, the above-named Debenture holders filed a Complaint against the Company in the United States District Court for the District of Delaware for monies due and owing pursuant to certain Collateralized Convertible Senior Debentures issued on March 31, 2014 and December 31, 2014. The plaintiffs are seeking $1.4 million, plus interest from January 1, 2015, together with costs and fees.  The Company was served with the Complaint on October 31, 2016. On November 21, 2016, the Company filed a motion to dismiss for lack of subject matter jurisdiction due to failure to plead diversity. On February 21, 2017, the plaintiffs filed a motion for leave to amend their complaint based upon declarations of citizenship filed with the court. On September 26, 2017, the motion for leave to amend was granted and the Company's motion to dismiss was granted in part and denied in part. The Court also granted plaintiffs leave to file a Second Amended Complaint which was filed on October 2, 2017. On October 16, 2017, the Company filed Defendant's Answer and Affirmative Defenses and Counterclaim. On November 2, 2017, the Plaintiffs filed an Answer to the Counterclaim. The parties have exchanged discovery in the case. Trial in this matter is currently scheduled for March 22, 2019.